Long-term debt - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Long Term Debt Abstract
Term loan	$ 206,720,000	$ 220,040,000
Unamortized debt issuance	(1,238,515)	(1,943,328)
Current portion	(2,320,000)	(2,320,000)
Long-term portion	$ 203,161,485	$ 215,776,672